UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05299

T. Rowe Price Science & Technology Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Science & Technology Fund

Investor Class (PRSCX)

This semi-annual shareholder report contains important information about Science & Technology Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - Investor Class	$41	0.81%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,288,981
Number of Portfolio Holdings	103

Portfolio Turnover Rate	114.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	15.3%
Infrastructure and Developer Tool Software	13.7
Processors	13.5
Digital Systems	9.9
Collaboration and Productivity Software	7.1
Semiconductor Capital Equipment	6.7
Consumer Electronics	4.2
Security Software	3.7
IT Services	3.5
Other	22.4

Top Ten Holdings (as a % of Net Assets)

NVIDIA	9.9%
Meta Platforms	9.9
Microsoft	8.7
Broadcom	7.6
Alphabet	4.7
Apple	4.2
Advanced Micro Devices	3.6
MicroStrategy	3.2
Oracle	2.6
Applied Materials	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F61-053 8/25

Science & Technology Fund

Investor Class (PRSCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Science & Technology Fund

Advisor Class (PASTX)

This semi-annual shareholder report contains important information about Science & Technology Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - Advisor Class	$55	1.08%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,288,981
Number of Portfolio Holdings	103

Portfolio Turnover Rate	114.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	15.3%
Infrastructure and Developer Tool Software	13.7
Processors	13.5
Digital Systems	9.9
Collaboration and Productivity Software	7.1
Semiconductor Capital Equipment	6.7
Consumer Electronics	4.2
Security Software	3.7
IT Services	3.5
Other	22.4

Top Ten Holdings (as a % of Net Assets)

NVIDIA	9.9%
Meta Platforms	9.9
Microsoft	8.7
Broadcom	7.6
Alphabet	4.7
Apple	4.2
Advanced Micro Devices	3.6
MicroStrategy	3.2
Oracle	2.6
Applied Materials	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F261-053 8/25

Science & Technology Fund

Advisor Class (PASTX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Science & Technology Fund

I Class (TSNIX)

This semi-annual shareholder report contains important information about Science & Technology Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - I Class	$34	0.67%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,288,981
Number of Portfolio Holdings	103

Portfolio Turnover Rate	114.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	15.3%
Infrastructure and Developer Tool Software	13.7
Processors	13.5
Digital Systems	9.9
Collaboration and Productivity Software	7.1
Semiconductor Capital Equipment	6.7
Consumer Electronics	4.2
Security Software	3.7
IT Services	3.5
Other	22.4

Top Ten Holdings (as a % of Net Assets)

NVIDIA	9.9%
Meta Platforms	9.9
Microsoft	8.7
Broadcom	7.6
Alphabet	4.7
Apple	4.2
Advanced Micro Devices	3.6
MicroStrategy	3.2
Oracle	2.6
Applied Materials	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F217-053 8/25

Science & Technology Fund

I Class (TSNIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSCX Science & Technology
Fund
PASTX Science & Technology
Fund–
.
Advisor Class
TSNIX Science & Technology
Fund–
.
I Class

T. ROWE PRICE Science & Technology Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 51 .73 $ 40 .18 $ 26 .13 $ 43 .40 $ 55 .09 $ 43 .16
Investment
activities
Net investment
income (loss)
(1)(2)
( 0 .01 ) ( 0 .13 ) ( 0 .04 ) ( 0 .18 ) ( 0 .08 ) 0 .31
(3)
Net realized and
unrealized gain/
loss 2 .37 16 .56 14 .09 ( 15 .04 ) 3 .01 19 .28
Total from
investment
activities 2 .36 16 .43 14 .05 ( 15 .22 ) 2 .93 19 .59
Distributions
Net investment
income — — — — — ( 0 .30 )
Net realized gain — ( 4 .88 ) — ( 2 .05 ) ( 14 .62 ) ( 7 .36 )
Total distributions — ( 4 .88 ) — ( 2 .05 ) ( 14 .62 ) ( 7 .66 )
NET ASSET
VALUE
End of period $ 54 .09 $ 51 .73 $ 40 .18 $ 26 .13 $ 43 .40 $ 55 .09

T. ROWE PRICE Science & Technology Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
4 .56% 40 .27% 53 .77% ( 35 .21 ) % 5 .49% 45 .80%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .81%
(5)
0 .79% 0 .81% 0 .84% 0 .76% 0 .77%
Net expenses
after waivers/
payments by
Price Associates 0 .81%
(5)
0 .79% 0 .81% 0 .84% 0 .76% 0 .77%
Net investment
income (loss) ( 0 .02 ) %
(5)
( 0 .27 ) % ( 0 .10 ) % ( 0 .56 ) % ( 0 .13 ) % 0 .64%
(3)
Portfolio turnover
rate 114 .1% 217 .3% 186 .3% 66 .4% 63 .3% 65 .9%
Net assets, end of
period (in millions) $5,705 $5,830 $4,865 $3,190 $7,892 $8,367
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Reflects special dividends which amounted to $0.52 per share and 1.08% of average net assets.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Science & Technology Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 50 .82 $ 39 .55 $ 25 .79 $ 42 .97 $ 54 .66 $ 42 .44
Investment
activities
Net investment
income (loss)
(1)(2)
( 0 .07 ) ( 0 .26 ) ( 0 .12 ) ( 0 .26 ) ( 0 .25 ) 0 .96
(3)
Net realized and
unrealized gain/
loss 2 .32 16 .27 13 .88 ( 14 .87 ) 2 .99 18 .13
Total from
investment
activities 2 .25 16 .01 13 .76 ( 15 .13 ) 2 .74 19 .09
Distributions
Net realized gain — ( 4 .74 ) — ( 2 .05 ) ( 14 .43 ) ( 6 .87 )
NET ASSET
VALUE
End of period $ 53 .07 $ 50 .82 $ 39 .55 $ 25 .79 $ 42 .97 $ 54 .66

T. ROWE PRICE Science & Technology Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
4 .43% 39 .88% 53 .35% ( 35 .35 ) % 5 .19% 45 .36%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .08%
(5)
1 .06% 1 .06% 1 .08% 1 .06% 1 .05%
Net expenses
after waivers/
payments by
Price Associates 1 .08%
(5)
1 .06% 1 .06% 1 .08% 1 .06% 1 .05%
Net investment
income (loss) ( 0 .30 ) %
(5)
( 0 .54 ) % ( 0 .35 ) % ( 0 .80 ) % ( 0 .43 ) % 2 .28%
(3)
Portfolio turnover
rate 114 .1% 217 .3% 186 .3% 66 .4% 63 .3% 65 .9%
Net assets, end
of period (in
thousands) $60,483 $65,079 $55,403 $36,812 $71,021 $80,053
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Reflects special dividends which amounted to $0.45 per share and 1.08% of average net assets.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Science & Technology Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 51 .82 $ 40 .27 $ 26 .16 $ 43 .37 $ 55 .09 $ 43 .15
Investment
activities
Net investment
income (loss)
(1)(2)
0 .03 ( 0 .07 ) 0 .01 ( 0 .12 ) 0 .01 0 .34
(3)
Net realized and
unrealized gain/
loss 2 .37 16 .60 14 .10 ( 15 .04 ) 2 .98 19 .31
Total from
investment
activities 2 .40 16 .53 14 .11 ( 15 .16 ) 2 .99 19 .65
Distributions
Net investment
income — — — — — ( 0 .35 )
Net realized gain — ( 4 .98 ) — ( 2 .05 ) ( 14 .71 ) ( 7 .36 )
Total distributions — ( 4 .98 ) — ( 2 .05 ) ( 14 .71 ) ( 7 .71 )
NET ASSET
VALUE
End of period $ 54 .22 $ 51 .82 $ 40 .27 $ 26 .16 $ 43 .37 $ 55 .09

T. ROWE PRICE Science & Technology Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
4 .63% 40 .43% 53 .94% ( 35 .09 ) % 5 .60% 45 .96%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .67%
(5)
0 .67% 0 .69% 0 .69% 0 .65% 0 .65%
Net expenses
after waivers/
payments by
Price Associates 0 .67%
(5)
0 .67% 0 .69% 0 .69% 0 .65% 0 .65%
Net investment
income (loss) 0 .12%
(5)
( 0 .14 ) % 0 .02% ( 0 .38 ) % 0 .01% 0 .70%
(3)
Portfolio turnover
rate 114 .1% 217 .3% 186 .3% 66 .4% 63 .3% 65 .9%
Net assets, end of
period (in millions) $4,523 $4,390 $2,821 $1,881 $887 $769
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Reflects special dividends which amounted to $0.52 per share and 1.08% of average net assets.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Science & Technology Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.9%
CONSUMER/RETAIL  0.0%
Consumer Services  0.0%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $11,621 (INR) (1)(2)(3) 7,289 —
Total Consumer/Retail —
ENERGY  0.2%
Energy  0.2%
First Solar (1) 95,100 15,743
Total Energy 15,743
FINANCIAL SERVICES  2.0%
Other Financial Services  2.0%
Chime Financial, Class A (1) 474,320 16,369
Circle Internet Group (1)(4) 233,176 42,272
Coinbase Global, Class A (1) 128,300 44,968
Robinhood Markets, Class A (1) 1,138,800 106,626
Total Financial Services 210,235
HARDWARE  5.9%
Consumer Electronics  4.2%
Apple  2,128,136 436,630
436,630
Contract Manufacturing  0.3%
Celestica (1)(4) 117,800 18,390
Jabil  66,600 14,525
32,915
Electronic Equipment and Components  0.4%
TE Connectivity  257,000 43,348
43,348
Enterprise Hardware  1.0%
IonQ (1)(4) 354,000 15,211
Keysight Technologies (1) 269,447 44,152
Seagate Technology Holdings  309,400 44,656
104,019
Total Hardware 616,912
HEALTH CARE  0.0%
Pharmaceuticals  0.0%
Chugai Pharmaceutical (JPY)  93,000 4,856
Total Health Care 4,856

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS  0.2%
Aerospace & Defense  0.2%
Axon Enterprise (1) 21,300 17,635
17,635
Transportation Technology Services  0.0%
Aurora Innovation (1)(4) 32,679 171
171
Total Industrials 17,806
INTERNET  17.2%
China Internet Media/Advertising  0.0%
58.com (1)(3) 8,367,978 —
—
Rest of World Internet Retail  0.4%
Sea, ADR (1) 266,400 42,608
42,608
U.S. Internet Media/Advertising  15.3%
Alphabet, Class A  823,082 145,052
Alphabet, Class C  1,914,077 339,538
AppLovin, Class A (1) 198,800 69,596
Meta Platforms, Class A  1,375,555 1,015,283
1,569,469
U.S. Internet Retail  0.4%
Carvana (1) 134,700 45,389
45,389
U.S. Internet Services  1.1%
Booking Holdings  7,000 40,525
DoorDash, Class A (1) 148,600 36,631
GoDaddy, Class A (1) 172,493 31,059
108,215
Total Internet 1,765,681
IT SERVICES  3.6%
Data Centers  0.1%
Equinix, REIT  1,209 962
Galaxy Digital, Class A (1)(4) 193,500 4,237
5,199
IT Services  3.5%
Cloudflare, Class A (1) 249,400 48,840
F5 (1) 22,001 6,475
Fair Isaac (1) 26,900 49,172

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
International Business Machines  813,900 239,922
Rubrik, Class A (1) 148,800 13,331
VeriSign  16,800 4,852
362,592
Total IT Services 367,791
MEDIA & ENTERTAINMENT  3.2%
Direct-to-Consumer Subscription Services  1.2%
Netflix (1) 73,623 98,591
Spotify Technology (1) 36,700 28,161
126,752
Direct-To-Consumer Subscription Services  0.2%
Duolingo (1) 43,900 18,000
18,000
Live Entertainment  0.3%
TKO Group Holdings  155,300 28,257
28,257
Video Gaming  1.5%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $34,497 (1)(2)(3) 53,150 27,486
ROBLOX, Class A (1) 900,035 94,684
Take-Two Interactive Software (1) 141,000 34,242
156,412
Total Media & Entertainment 329,421
SEMICONDUCTORS  34.6%
Analog Semiconductors  2.3%
Analog Devices  394,100 93,803
Monolithic Power Systems  189,700 138,743
232,546
Digital Systems  9.9%
NVIDIA  6,427,436 1,015,471
1,015,471
Memory  1.6%
Micron Technology  940,000 115,855
Rambus (1) 565,100 36,178
SK Hynix (KRW)  70,830 15,262
167,295
Microcontrollers  0.7%
Microchip Technology  1,050,700 73,938
73,938

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Processors  13.2%
Advanced Micro Devices (1) 2,586,000 366,953
Broadcom  2,826,865 779,225
CoreWeave, Class A (1)(4) 456,500 74,437
Lattice Semiconductor (1) 127,383 6,241
Marvell Technology  1,739,100 134,606
1,361,462
RF Semiconductors  0.2%
Impinj (1) 185,100 20,559
20,559
Semiconductor Capital Equipment  6.7%
Applied Materials  1,364,800 249,854
Disco (JPY)  100,900 29,891
KLA  208,300 186,582
Lam Research  2,262,900 220,271
686,598
Total Semiconductors 3,557,869
SOFTWARE  28.9%
Back-Office Applications Software  2.3%
Intuit  244,100 192,260
Samsara, Class A (1) 30,692 1,221
SAP (EUR)  148,656 45,456
238,937
Collaboration and Productivity Software  7.0%
MicroStrategy, Class A (1) 816,400 330,013
Monday.com (1) 22,300 7,013
Palantir Technologies, Class A (1) 1,635,215 222,913
ServiceNow (1) 152,003 156,271
716,210
Design Software  0.9%
Cadence Design Systems (1) 85,372 26,308
Synopsys (1) 131,316 67,323
93,631
Front-Office Applications Software  0.1%
Manhattan Associates (1) 48,200 9,518
9,518
Industry-Specific Software  1.2%
Guidewire Software (1) 8,700 2,048
Shopify, Class A (1) 977,460 112,750

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tyler Technologies (1) 23,250 13,784
128,582
Infrastructure and Developer Tool Software  13.7%
Arista Networks (1) 1,542,600 157,823
Microsoft  1,798,331 894,508
Nutanix, Class A (1) 463,009 35,392
Oracle  1,223,125 267,412
Snowflake, Class A (1) 248,500 55,607
1,410,742
Security Software  3.7%
Crowdstrike Holdings, Class A (1) 204,914 104,365
CyberArk Software (1) 24,500 9,969
Fortinet (1) 1,122,826 118,705
Palo Alto Networks (1) 586,850 120,093
Zscaler (1) 84,600 26,559
379,691
Total Software 2,977,311
TELECOM EQUIPMENT  3.1%
Wireless Equipment  0.2%
InterDigital (4) 71,600 16,055
16,055
Wireline Equipment  2.9%
Amphenol, Class A  1,296,486 128,028
Ciena (1) 82,400 6,702
Cisco Systems  1,782,532 123,672
Corning  721,586 37,948
296,350
Total Telecom Equipment 312,405
Total Common Stocks (Cost $6,624,445) 10,176,030
CONVERTIBLE BONDS  0.1%
HARDWARE  0.1%
Electronics Distributors  0.1%
Lambda, 0.00%, 6/30/30, Acquisition Date: 6/30/25,
Cost $7,000 (1)(2)(3) 7,000,000 7,000
Total Hardware 7,000
Total Convertible Bonds (Cost $7,000) 7,000

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  1.0%
BUSINESS SERVICES  0.0%
Information Services  0.0%
Perplexity, Series D-1, Acquisition Date: 11/19/24,
Cost $2,000 (1)(2)(3) 6,081 2,994
Total Business Services 2,994
CONSUMER/RETAIL  0.0%
Consumer Services  0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20,
Cost $14,605 (INR) (1)(2)(3) 4,539 —
Total Consumer/Retail —
INDUSTRIALS  0.4%
Transportation Technology Services  0.4%
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $21,889 (1)(2)(3) 1,199,400 1,199
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $25,611 (1)
(2)(3) 298,258 31,600
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $9,877 (1)
(2)(3) 107,687 11,511
Total Industrials 44,310
INTERNET  0.1%
Rest of World Internet Services  0.1%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $33,355 (1)(2)
(3) 558,273 8,134
Rappi, Series F, Acquisition Date: 7/8/21, Cost $10,111 (1)(2)(3) 156,954 2,287
Total Internet 10,421
IT SERVICES  0.1%
Data Centers  0.1%
Lambda, Series C, Acquisition Date: 12/28/23, Cost $10,000 (1)
(2)(3) 653,313 14,798
Total IT Services 14,798
SEMICONDUCTORS  0.3%
Other Semiconductors  0.0%
PsiQuantum, Series E, Acquisition Date: 3/14/25,
Cost $3,000 (1)(2)(3) 72,946 3,000
3,000
Processors  0.3%
Lambda, Series D-1, Acquisition Date: 1/24/25, Cost $3,000 (1)
(2)(3) 166,578 3,773

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $5,087 (1)(2)(3) 81,714 5,850
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $19,974 (1)(2)(3) 248,958 17,823
27,446
Total Semiconductors 30,446
SOFTWARE  0.1%
Back-Office Applications Software  0.0%
SB Technology, Series E, Acquisition Date: 12/18/24,
Cost $1,550 (1)(2)(3) 90,070 1,550
1,550
Collaboration and Productivity Software  0.1%
X.AI, Series C, Acquisition Date: 11/22/24, Cost $5,000 (1)(2)(3) 230,946 8,443
8,443
Total Software 9,993
Total Convertible Preferred Stocks (Cost $165,059) 112,962
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Treasury Reserve Fund, 4.38% (5)(6) 4,471 4
Total Short-Term Investments (Cost $4) 4
SECURITIES LENDING COLLATERAL  1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 4.37% (5)(6) 129,219,750 129,220
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 129,220
Total Securities Lending Collateral (Cost $129,220) 129,220
Total Investments in Securities
101.3% of Net Assets
(Cost $6,925,728) $ 10,425,216

T. ROWE PRICE Science & Technology Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $147,448 and represents 1.4% of net assets.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) See Note 3. All or a portion of this security is on loan at June 30, 2025.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ — ++
T. Rowe Price Treasury Reserve Fund, 4.38% — — 542
Totals $ — # $ — $ 542 +
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 271,784 ¤ ¤ $ 129,220
T. Rowe Price Treasury
Reserve Fund, 4.38% 13 ¤ ¤ 4
Total $ 129,224 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $542 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $129,224.

T. ROWE PRICE Science & Technology Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,925,728) $ 10,425,216
Receivable for investment securities sold 20,843
Receivable for shares sold 5,230
Dividends receivable 1,386
Other assets 6,955
Total assets 10,459,630
Liabilities
Obligation to return securities lending collateral 129,220
Payable for investment securities purchased 24,803
Payable for shares redeemed 7,951
Investment management fees payable 5,061
Due to affiliates 416
Payable to directors 7
Other liabilities 3,191
Total liabilities 170,649
NET ASSETS $ 10,288,981

T. ROWE PRICE Science & Technology Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 3,541,604
Paid-in capital applicable to 190,034,314 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,747,377
NET ASSETS $ 10,288,981
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $5,705,443; Shares outstanding:
105,475,567) $ 54.09
Advisor Class
(Net assets: $60,483; Shares outstanding: 1,139,650) $ 53.07
I Class
(Net assets: $4,523,055; Shares outstanding: 83,419,097) $ 54.22

T. ROWE PRICE Science & Technology Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $247) $ 28,856
Securities lending 7,900
Other 16
Total income 36,772
Expenses
Investment management 29,557
Shareholder servicing
Investor Class $ 4,226
Advisor Class 52
I Class 607 4,885
Rule 12b-1 fees
Advisor Class 71
Prospectus and shareholder reports
Investor Class 46
Advisor Class 1
I Class 10 57
Custody and accounting 190
Registration 82
Legal and audit 20
Directors 16
Miscellaneous 159
Total expenses 35,037
Net investment income 1,735

T. ROWE PRICE Science & Technology Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (269,359)
Foreign currency transactions 17
Net realized loss (269,342)
Change in net unrealized gain / loss
Securities 677,569
Other assets and liabilities denominated in foreign currencies 1
Change in net unrealized gain / loss 677,570
Net realized and unrealized gain / loss 408,228
INCREASE IN NET ASSETS FROM OPERATIONS $ 409,963

T. ROWE PRICE Science & Technology Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ 1,735 $ (20,372)
Net realized gain (loss) (269,342) 1,589,260
Change in net unrealized gain / loss 677,570 1,507,247
Increase in net assets from operations 409,963 3,076,135
Distributions to shareholders
Net earnings
Investor Class – (507,434)
Advisor Class – (5,562)
I Class – (391,599)
Decrease in net assets from distributions – (904,595)
Capital share transactions
*
Shares sold
Investor Class 345,702 750,772
Advisor Class 6,874 14,949
I Class 355,664 958,030
Distributions reinvested
Investor Class – 497,064
Advisor Class – 5,561
I Class – 373,322
Shares redeemed
Investor Class (693,077) (1,603,155)
Advisor Class (14,219) (25,795)
I Class (407,312) (597,976)
Increase (decrease) in net assets from capital
share transactions (406,368) 372,772

T. ROWE PRICE Science & Technology Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Increase during period 3,595 2,544,312
Beginning of period 10,285,386 7,741,074
End of period $ 10,288,981 $ 10,285,386
*Share information (000s)
Shares sold
Investor Class 7,107 15,616
Advisor Class 146 310
I Class 7,291 19,761
Distributions reinvested
Investor Class – 9,124
Advisor Class – 104
I Class – 6,841
Shares redeemed
Investor Class (14,335) (33,112)
Advisor Class (286) (535)
I Class (8,582) (11,933)
Increase (decrease) in shares outstanding (8,659) 6,176

T. ROWE PRICE Science & Technology Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Science & Technology Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Science & Technology Fund, Inc. (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation. The fund has three classes of shares: the Science & Technology Fund, Inc. (Investor Class), the Science &
Technology Fund–Advisor Class (Advisor Class) and the Science & Technology
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received

T. ROWE PRICE Science & Technology Fund

from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Science & Technology Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Science & Technology Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Science & Technology Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Science & Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2025, totaled $5,736,000 for the six months ended June 30, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 10,053,079 $ 95,465 $ 27,486 $ 10,176,030
Convertible Bonds — — 7,000 7,000
Convertible Preferred Stocks — — 112,962 112,962
Short-Term Investments 4 — — 4
Securities Lending Collateral 129,220 — — 129,220
Total $ 10,182,303 $ 95,465 $ 147,448 $ 10,425,216
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
6/30/25
Investment in Securities
Common Stocks $ 33,863 $ (6,377) $ — $ 27,486
Convertible Bonds — — 7,000 7,000
Convertible Preferred Stocks 94,849 12,113 6,000 112,962
Total $ 128,712 $ 5,736 $ 13,000 $ 147,448

T. ROWE PRICE Science & Technology Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its

T. ROWE PRICE Science & Technology Fund

securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2025, the value of loaned securities was $129,057,000; the value of cash collateral and related investments was $129,220,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $10,858,499,000 and
$11,270,858,000, respectively, for the six months ended June 30, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $6,991,607,000. Net unrealized gain aggregated $3,433,553,000 at period-end, of which $3,643,843,000 related to appreciated investments and $210,290,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset

T. ROWE PRICE Science & Technology Fund

capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Science & Technology Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $64,000 for Price Associates; $2,456,000 for T. Rowe Price Services, Inc.;
and $555,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.99% 1.24% 0.05%
Expense limitation date 02/29/28 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Science & Technology Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2025, the fund was charged $7,000 for shareholder servicing costs related to the college savings plans, of which $4,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2025, approximately 2% of the outstanding shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.

T. ROWE PRICE Science & Technology Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Science & Technology Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Science & Technology Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Science & Technology Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total
T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Science & Technology Fund

with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense
Group, Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group and Advisor
Class Expense Group) and second quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Science & Technology Fund

versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F61-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025